Stockholders’ (Deficit) Equity (Details Narrative) - USD ($)																1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 21, 2023	Jun. 12, 2023	Jun. 07, 2023	May 01, 2023	Apr. 26, 2023	Jan. 23, 2023	Jan. 13, 2023	Dec. 09, 2022	Sep. 29, 2022	Sep. 21, 2022	Sep. 19, 2022	Aug. 26, 2022	Aug. 18, 2022	Jul. 13, 2022	Jun. 08, 2022	Jan. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	May 05, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares Authorized																	400,000,000		400,000,000		400,000,000	200,000,000
Stock based compensation																			$ 217,723	$ 217,723
Stock Issued During Period, Value, Issued for Services																	$ 366,759	$ 30,000	432,113	30,000
Number of shares acquired																			271,920
Loss on extinguishment				$ 557,793												$ 318,678	$ 345,454	$ (878,806)	$ 814,132	(878,806)
Notes Payable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	5,120,200	5,522,303	6,340,591	5,120,200	6,340,591	2,666,763	2,600,000	256,410	1,355,222	250,438	329,670
Debt Conversion, Converted Instrument, Amount	$ 250,889	$ 276,115	$ 843,933	$ 250,889	$ 843,933	$ 133,000	$ 130,000	$ 39,744	$ 388,000	$ 100,000	$ 148,870
Payments of Stock Issuance Costs											1,250
Loss on extinguishment	$ 79,212	$ 5,516	$ 132,142	$ 79,212	$ 132,142	$ 162,808	$ 155,870	$ 41,435	$ 341,156	$ 100,808	$ 214,655
Notes Payable 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Conversion, Converted Instrument, Shares Issued								1,923,077
Debt Conversion, Converted Instrument, Amount								$ 148,077
Loss on extinguishment								$ 148,254
Note Extension [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss on extinguishment															$ 878,806
Loan Extension [Member] | Note Sept 2021 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued new, shares														75,512
Debt Instrument, Increase (Decrease), Net														$ 70,833
Gain (loss) on extinguishment of debt														$ 955,658
Loan Extension [Member] | Note May 2022 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued new, shares													200,000
Gain (loss) on extinguishment of debt													$ 423,176
Warrants cancelled, common stock issued, shares													200,000
Gain on cancellation of warrants													$ 1,183,544
L F R [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares acquired																			2,400,000
Number of shares acquired																			$ 271,920
Chairman And C E O [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock based compensation																			$ 217,723	217,723
Stock Issued During Period, Shares, Issued for Services																			8,333,333
Vesting Of Common Stock Of One Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock based compensation																			$ 217,723	$ 217,723
Officers Employees And Vendors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued new, shares																			6,075,578
Number of shares issued, value																			$ 432,113
Officers Employees And Vendors [Member] | Accumulated Past Services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Issued for Services																			12,149,670
Stock Issued During Period, Value, Issued for Services																			$ 807,076
Officers Employees And Vendors [Member] | Accumulated Past Services [Member] | Chairman And C E O [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, Issued for Services																			$ 416,667
A Note Holder [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain (loss) on extinguishment of debt												$ 77,960
Warrants cancelled, common stock issued, shares												370,000
Gain on cancellation of warrants												$ 4,106,707
Warrants cancelled, common stock issued, value												$ 1,213,710